ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued and other current liabilities

Accrued expenses and other current liabilities consisted of the following as of June 30, 2024 and 2023 (in thousands):

	June 30,
	2024	2023
Income taxes payable	¥169,035	¥190,453
Other deposits received	56,368	44,456
Accrued payroll expense	55,942	45,407
Warranty reserves	32,746	46,116
Short-term finance lease liabilities	23,172	19,983
Accrued vacation	6,320	3,442
Other current liabilities	13,273	5,307
Accrued expenses and other current liabilities	¥356,856	¥355,164